FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  September 30, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		September 30, 2001

Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		48

Form 13F Information Table Value Total:		$132000

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALLIANCE SEMICON
COM
01877H100
    359
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2898
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2144
37000
DEFINED 01


X
AT&T WIRELESS
COM
00201A106
  1574
105307
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
    215
14407
DEFINED 01


X
AT&T
COM
001957109
    864
44773
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
    960
300000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  5132
150000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  1711
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  5462
310000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
    887
50000
DEFINED 01


X
CHINA YUCHAI
COM

      75
250000
DEFINED 01
X


CANNONDALE
COM
137798104
  1125
482700
DEFINED 01
X


CERTEGY
COM
156880106
  1587
61150
DEFINED 01
X


CERTEGY
COM
156880106
    649
25000
DEFINED 01


X
COMCAST
COM
200300200
  1593
44400
DEFINED 01
X


COMCAST
COM
200300200
  1076
30000
DEFINED 01


X
COX COMMUNICAT
COM
224044107
10506
251650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  3086
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
  7263
250000
DEFINED 01
X


EQUIFAX
COM
294429105
  2678
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1095
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
  1368
47300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
  1349
150000
DEFINED 01
X


FIDELITY NATIONAL
COM
316326107
  2958
110000
DEFINED 01
X


FRESH DEL MONTE
COM

  3966
306000
DEFINED 01
X


FRESH DEL MONTE
COM

  1296
100000
DEFINED 01


X
GEMSTAR
COM
36866W106
    394
20000
DEFINED 01
X


GLACIER WATER
COM
376395109
  1231
144400
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1590
200000
DEFINED 01
X


JOHN HANCOCK
COM
41014S106
  1998
50000
DEFINED 01
X


NUEVO GR. IUSACELL
COM
670512100
    116
50000
DEFINED 01
X


LUCENT
COM
549463107
    269
50000
DEFINED 01
X


MERIDIAN RESOURCES
COM
58977Q109
  2600
800000
DEFINED 01
X


MURPHY OIL
COM
626717102
  2171
30000
DEFINED 01
X


NOVELL
COM
670006105
    294
80200
DEFINED 01
X


NUEVO ENERGY
COM
670509108
    837
60000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
13376
522500
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
27300
1050000
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
  1300
50000
DEFINED 01
X


THE RIGHT START
COM
766574107
    270
80300
DEFINED 01
X


SCIQUEST
COM
80908Q107
    184
200000
DEFINED 01
X


SOLUTIA
COM
834376105
  2790
225000
DEFINED 01
X


SOLUTIA
COM
834376105
  1240
100000
DEFINED 01


X
SUPERVALU
COM
868536103
  8698
430000
DEFINED 01
X


SUPERVALU
COM
868536103
  2023
100000
DEFINED 01


X
TUBOS DE ACERO
COM
898592506
    765
85000
DEFINED 01
X


TV AZTECA ADR
COM
901145102
    578
150000
DEFINED 01
X




TOTAL						132000